Quarterly Report
April 30, 2025
MFS®  Equity Income Fund
EQI-Q3

Portfolio of Investments
4/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 95.5%
Aerospace & Defense – 1.4%
General Electric Co.	22,346	$4,503,613
Leidos Holdings, Inc.	24,693	3,634,315
		$8,137,928
Apparel Manufacturers – 0.3%
VF Corp.	154,320	$1,833,322
Biotechnology – 0.9%
Gilead Sciences, Inc.	50,466	$5,376,648
Broadcasting – 1.0%
Omnicom Group, Inc.	78,508	$5,979,169
Brokerage & Asset Managers – 1.6%
Citigroup, Inc.	135,081	$9,236,839
Chemicals – 0.5%
Eastman Chemical Co.	37,678	$2,901,206
Computer Software – 2.2%
Microsoft Corp.	25,640	$10,134,467
Salesforce, Inc.	10,578	2,842,414
		$12,976,881
Computer Software - Systems – 1.0%
Apple, Inc.	28,250	$6,003,125
Construction – 2.9%
Compagnie de Saint-Gobain S.A.	46,181	$5,022,924
Masco Corp.	149,063	9,034,708
Stanley Black & Decker, Inc.	54,032	3,243,001
		$17,300,633
Consumer Products – 2.7%
Colgate-Palmolive Co.	52,956	$4,882,014
Kimberly-Clark Corp.	71,808	9,462,858
Newell Brands, Inc.	300,973	1,438,651
		$15,783,523
Electrical Equipment – 0.6%
Johnson Controls International PLC	41,030	$3,442,417
Electronics – 3.3%
Applied Materials, Inc.	30,649	$4,619,111
Broadcom, Inc.	16,800	3,233,496
Lam Research Corp.	58,602	4,200,005
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	44,895	7,483,548
		$19,536,160
Energy - Independent – 2.4%
ConocoPhillips	36,553	$3,257,603
EOG Resources, Inc.	37,523	4,139,913
Phillips 66	67,090	6,981,385
		$14,378,901

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – 2.8%
Eni S.p.A.	326,447	$4,630,342
Exxon Mobil Corp.	25,512	2,694,832
National Gas Fuel Co.	54,879	4,213,610
Petroleo Brasileiro S.A., ADR	165,730	1,871,092
TotalEnergies SE	57,555	3,263,906
		$16,673,782
Engineering - Construction – 0.5%
Jacobs Solutions, Inc.	22,730	$2,813,974
Food & Beverages – 2.1%
General Mills, Inc.	72,710	$4,125,565
Mondelez International, Inc.	71,120	4,845,406
PepsiCo, Inc.	26,174	3,548,671
		$12,519,642
Forest & Paper Products – 0.7%
International Paper Co.	86,880	$3,968,678
Health Maintenance Organizations – 3.0%
Cigna Group	41,588	$14,141,584
Humana, Inc.	13,180	3,456,323
		$17,597,907
Insurance – 7.2%
Ameriprise Financial, Inc.	22,572	$10,631,863
Corebridge Financial, Inc.	310,281	9,193,626
Equitable Holdings, Inc.	154,050	7,617,773
Hartford Insurance Group, Inc.	24,462	3,000,754
Lincoln National Corp.	118,400	3,773,408
Manulife Financial Corp.	157,782	4,835,550
Zurich Insurance Group AG	4,970	3,507,031
		$42,560,005
Interactive Media Services – 2.0%
Alphabet, Inc., “A”	74,312	$11,800,746
Machinery & Tools – 4.6%
AGCO Corp.	28,174	$2,390,000
Eaton Corp. PLC	20,248	5,960,404
Finning International, Inc.	318,421	8,987,205
Trane Technologies PLC	25,386	9,730,708
		$27,068,317
Major Banks – 7.8%
Bank of America Corp.	259,356	$10,343,117
JPMorgan Chase & Co.	59,543	14,565,409
PNC Financial Services Group, Inc.	21,560	3,464,476
Wells Fargo & Co.	247,507	17,575,472
		$45,948,474
Medical & Health Technology & Services – 1.9%
McKesson Corp.	15,503	$11,050,383
Medical Equipment – 1.6%
Medtronic PLC	112,401	$9,527,109

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – 1.5%
Glencore PLC	293,264	$955,196
Rio Tinto PLC	134,471	8,017,642
		$8,972,838
Natural Gas - Pipeline – 1.2%
Enbridge, Inc.	148,845	$6,960,712
Network & Telecom – 2.0%
Qualcomm, Inc.	80,192	$11,905,304
Oil Services – 1.3%
TechnipFMC PLC	283,736	$7,992,843
Other Banks & Diversified Financials – 7.2%
American Express Co.	39,542	$10,534,384
Mastercard, Inc., “A”	7,710	4,225,543
Northern Trust Corp.	94,798	8,909,116
Popular, Inc.	103,077	9,835,607
Synchrony Financial	172,790	8,976,441
		$42,481,091
Pharmaceuticals – 8.5%
AbbVie, Inc.	77,706	$15,160,441
Johnson & Johnson	51,701	8,081,383
Organon & Co.	348,114	4,501,114
Pfizer, Inc.	507,785	12,395,032
Roche Holding AG	16,765	5,470,182
Sanofi	38,785	4,253,515
		$49,861,667
Printing & Publishing – 0.4%
Transcontinental, Inc., “A”	172,700	$2,355,114
Railroad & Shipping – 1.0%
CSX Corp.	125,760	$3,530,083
Union Pacific Corp.	10,816	2,332,579
		$5,862,662
Real Estate – 2.5%
Essential Properties Realty Trust, REIT	175,136	$5,634,125
W.P. Carey, Inc., REIT	143,521	8,961,451
		$14,595,576
Real Estate - Office – 2.3%
Cousins Properties, Inc., REIT	266,220	$7,331,699
Highwoods Properties, Inc., REIT	218,726	6,220,567
		$13,552,266
Restaurants – 0.7%
Aramark	124,069	$4,147,627
Specialty Stores – 5.1%
Amazon.com, Inc. (a)	51,421	$9,483,061
Home Depot, Inc.	29,609	10,673,748
Target Corp.	67,121	6,490,601
TJX Cos., Inc.	25,320	3,258,177
		$29,905,587

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecom Services – 0.5%
T-Mobile USA, Inc.	12,660	$3,126,387
Tobacco – 2.2%
Altria Group, Inc.	83,190	$4,920,688
British American Tobacco PLC	84,365	3,660,653
Philip Morris International, Inc.	25,877	4,434,283
		$13,015,624
Utilities - Electric Power – 4.1%
Duke Energy Corp.	35,223	$4,297,911
Edison International	58,753	3,143,873
Entergy Corp.	35,230	2,930,079
Iberdrola S.A.	361,121	6,510,392
NextEra Energy, Inc.	54,416	3,639,342
NRG Energy, Inc.	31,698	3,473,467
		$23,995,064
Total Common Stocks		$563,146,131
Convertible Preferred Stocks – 2.7%
Aerospace & Defense – 0.7%
Boeing Co., 6%	59,884	$3,675,680
Utilities - Electric Power – 2.0%
NextEra Energy, Inc., 7.234%	181,893	$7,715,901
PG&E Corp., 6%	96,537	4,198,394
		$11,914,295
Total Convertible Preferred Stocks		$15,589,975
Convertible Bonds – 0.3%
Utilities - Electric Power – 0.3%
PG&E Corp., 4.25%, 12/01/2027	$1,678,000	$1,743,274
Preferred Stocks – 0.3%
Metals & Mining – 0.3%
Gerdau S.A.	586,716	$1,549,716
Mutual Funds (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 4.36% (v)	1,901,873	$1,901,873

Other Assets, Less Liabilities – 0.9%		5,495,351
Net Assets – 100.0%		$589,426,320
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,901,873 and $582,029,096, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
4/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$500,951,102	$—	$—	$500,951,102
Canada	23,138,581	—	—	23,138,581
United Kingdom	955,196	11,678,295	—	12,633,491
France	—	12,540,345	—	12,540,345
Switzerland	8,977,213	—	—	8,977,213
Taiwan	7,483,548	—	—	7,483,548
Spain	—	6,510,392	—	6,510,392
Italy	—	4,630,342	—	4,630,342
Brazil	3,420,808	—	—	3,420,808
U.S. Corporate Bonds	—	1,743,274	—	1,743,274
Investment Companies	1,901,873	—	—	1,901,873
Total	$546,828,321	$37,102,648	$—	$583,930,969
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended April 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,700,546	$80,891,314	$86,688,019	$(1,487)	$(481)	$1,901,873
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$274,099	$—